SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective prospectus of each of the listed funds:

Cash Account Trust                           Investors Cash Trust                        Scudder Money Funds
  Government & Agency Securities Portfolio                                                 Scudder Government & Agency Money Fund
  Money Market Portfolio                       Government & Agency Securities Portfolio    Scudder Money Market Fund
  Tax-Exempt Portfolio                         Treasury Portfolio                          Scudder Tax-Exempt Money Fund
Cash Equivalent Fund                         Investors Municipal Cash Fund               Scudder Money Market Series
  Government & Agency Securities Portfolio                                               Scudder Tax Free Money Fund
  Money Market Portfolio                       Investors Florida Municipal Cash Fund     Scudder US Treasury Money Fund
  Tax-Exempt Portfolio                         Investors Michigan Municipal Cash Fund    Scudder YieldWise Funds
Cash Management Fund Institutional             Investors New Jersey Municipal Cash Fund    Scudder YieldWise Government & Agency
Cash Management Fund Investment                Investors Pennsylvania Municipal              Money Fund
Cash Reserve Fund, Inc.                          Cash Fund                                 Scudder YieldWise Money Fund
  Prime Series                                 Tax-Exempt New York Money Market Fund       Scudder YieldWise Municipal Money Fund
  Treasury Series                            Money Market Fund Investment                Tax Free Money Fund Investment
  Tax-Free Series                                                                        Tax-Exempt California Money Market Fund
Cash Reserves Fund Institutional             NY Tax Free Money Fund Investment           Treasury Money Fund Institutional
Daily Assets Fund Institutional                                                          Treasury Money Fund Investment
                                             Scudder Cash Investment Trust

                                             Scudder Cash Reserves Fund

--------------------------------------------------------------------------------


The following replaces the paragraph "Exchanges are a shareholder privilege not a right" under "Policies You Should Know About" in each fund's prospectus:

Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term and excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term and excessive trading by an investor in other Scudder funds.

The following supplements the "Other Policies and Risks" section of each fund's prospectus:

The fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.










               Please Retain This Supplement for Future Reference



February 4, 2005

                                                                     SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective Statement of Additional Information of each of the listed funds:


                                                                                         Scudder Money Funds
Cash Account Trust                           Investors Cash Trust                          Scudder Government & Agency Money Fund
  Government & Agency Securities Portfolio                                                 Scudder Money Market Fund
  Money Market Portfolio                       Government & Agency Securities Portfolio    Scudder Tax-Exempt Money Fund
  Tax-Exempt Portfolio                         Treasury Portfolio                        Scudder Money Market Series
Cash Equivalent Fund                         Investors Municipal Cash Fund               Scudder Tax Free Money Fund
  Government & Agency Securities Portfolio                                               Scudder US Treasury Money Fund
  Money Market Portfolio                       Investors Florida Municipal Cash Fund     Scudder YieldWise Funds
  Tax-Exempt Portfolio                         Investors Michigan Municipal Cash Fund      Scudder YieldWise Government & Agency
Cash Management Fund Institutional             Investors New Jersey Municipal Cash Fund      Money Fund
Cash Management Fund Investment                Investors Pennsylvania Municipal            Scudder YieldWise Money Fund
Cash Reserve Fund, Inc.                          Cash Fund                                 Scudder YieldWise Municipal Money Fund
  Prime Series                                 Tax-Exempt New York Money Market Fund     Tax Free Money Fund Investment
  Treasury Series                            Money Market Fund Investment                Tax-Exempt California Money Market Fund
  Tax-Free Series                                                                        Treasury Money Fund Institutional
Cash Reserves Fund Institutional             NY Tax Free Money Fund Investment           Treasury Money Fund Investment
Daily Assets Fund Institutional
                                             Scudder Cash Investment Trust

                                             Scudder Cash Reserves Fund
-----------------------------------------------------------------------------------------------------------------------------------


The following supplements the "Investment Restrictions" section of each fund's Statement of Additional Information:

The Fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the Fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The Fund does not disseminate nonpublic information about portfolio holdings except in accordance with policies and procedures adopted by the Fund.

The Fund's procedures permit nonpublic portfolio holdings information to be shared with affiliates of DeAM, Inc. subadvisors, custodians, independent registered public accounting firms, securities lending agents and other service providers to the Fund who require access to this information to fulfill their duties to the Fund, subject to the requirements described below. This information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Lipper, or other entities if the Fund has a legitimate business purpose in providing the information sooner than 16 days after month-end or on a more frequent basis, as applicable, subject to the requirements described below.

Prior to any disclosure of the Fund's nonpublic portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Fund's Trustees/Directors must make a good faith determination in light of the facts then known that the Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. Periodic reports regarding these procedures will be provided to the Fund's Trustees/Directors.

The following information replaces the disclosure in the funds' statements of additional information regarding the Advisor's policies with respect to its selection of brokers and dealers to execute the purchase and sale of the funds' portfolio securities, the allocation of trades among the funds and the use of brokers that are affiliated with the Advisor appearing under one of the following captions: "Portfolio Transactions and Brokerage Commissions," "Fund Transactions and Brokerage Commissions," "Portfolio Transactions," "Fund Transactions," "Portfolio Transactions--Brokerage," "Brokerage Commissions," "Brokerage," and "Portfolio Transactions--Portfolio Transactions of the Underlying Funds." Other disclosure appearing under those captions, including the amount of brokerage commissions paid by a fund during the three most recent fiscal years, the amount of brokerage commissions directed for research during a fund's most recent fiscal year, the amount of brokerage commissions paid to affiliated brokers during a fund's three most recent fiscal years and a fund's holdings of securities issued by its regular brokers and dealers as of the end of the fund's most recent fiscal year, is not affected by this supplement.

                             PORTFOLIO TRANSACTIONS

The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage. With respect to those funds for which a sub-investment advisor manages the fund's investments, references in this section to the "Advisor" should be read to mean the Sub-Advisor.

The policy of the Advisor in placing orders for the purchase and sale of securities for the funds is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer's ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer's knowledge of the market and the security; the broker-dealer's ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the funds to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on U.S. securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the funds to their customers. However, the Advisor does not consider sales of shares of the funds as a factor in the selection of broker-dealers to execute portfolio transactions for the funds and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the funds as a factor in the selection of broker-dealers to execute portfolio transactions for the funds.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act"), when placing portfolio transactions for a fund, to cause the fund to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for the fund in order to obtain research from such broker-dealers that is prepared by third parties (i.e., "third party research"). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., "proprietary research"). Consistent with the Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than the fund making the trade, and not all such information is used by the Advisor in connection with such fund. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the fund.

The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for each fund and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a fund with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the fund, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the fund.

Deutsche Bank AG or one of its affiliates (or in the case of a sub-adviser, the sub-adviser or one of its affiliates) may act as a broker for the funds and receive brokerage commissions or other transaction-related compensation from the funds in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the funds' Boards, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions.








               Please Retain This Supplement for Future Reference


February 4, 2005



                                       3